ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares					Fair Value
	CLOSED END FUNDS — 0.2%
	FIXED INCOME - 0.2%
17,797	BlackRock Floating Rate Income Strategies Fund, Inc.				$ 217,835

	TOTAL CLOSED END FUNDS (Cost $251,530)				217,835

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 0.3%
	FIXED INCOME - 0.3%
16,900	Invesco Senior Loan ETF				354,393

	TOTAL EXCHANGE-TRADED FUNDS (Cost $420,719)				354,393

Shares					Fair Value
	OPEN END FUNDS — 8.9%
	FIXED INCOME - 8.9%
496,487	Fidelity Advisor Floating Rate High Income Fund				4,488,243
715,564	Vanguard High-Yield Corporate Fund, Admiral Class				3,856,888
198,940	Vanguard Short-Term Investment Grade Fund, Admiral Class				2,031,175
					10,376,306

	TOTAL OPEN END FUNDS (Cost $11,119,306)				10,376,306

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.1%

	BANKING — 1.1%
40,000	Citigroup, Inc. - Series J(b)		1.7813	09/30/23	1,061,200
7,400	Citigroup, Inc. - Series K(b)		1.7188	11/15/23	198,690
					1,259,890
	TOTAL PREFERRED STOCKS (Cost $1,342,770)				1,259,890

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.3%
	CLO — 22.1%
1,000,000	AMMC CLO XI Ltd.(a),(b)	US0003M + 1.900%	3.1860	04/30/31	$ 950,067
2,000,000	Cathedral Lake CLO 2013 Ltd.(a),(b)	US0003M + 2.300%	4.8120	10/15/29	1,895,756
500,500	Crown Point CLO IV Ltd.(a),(b)	US0003M + 1.500%	4.2100	04/20/31	486,804
1,000,000	Denali Capital CLO XI Ltd.(a),(b)	US0003M + 5.610%	8.3200	10/20/28	899,938
1,000,000	Dryden 55 CLO Ltd.(a),(b)	US0003M + 2.850%	5.3620	04/15/31	864,278
1,000,000	Halcyon Loan Advisors Funding 2015-1 Ltd.(a),(b)	US0003M + 2.000%	4.7100	04/20/27	988,327
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd.(a),(b),(c)	US0003M + 5.700%	8.4830	07/25/27	693,968
2,131,438	Halcyon Loan Advisors Funding 2015-3 Ltd.(a),(b),(c)	US0003M + 5.950%	8.6900	10/18/27	1,156,079
2,400,000	Man GLG US CLO(a),(b)	US0003M + 1.970%	4.6800	04/22/30	2,269,020
1,500,000	Mountain View CLO IX Ltd.(a),(b)	US0003M + 3.120%	5.6320	07/15/31	1,263,092
2,000,000	Sound Point CLO II Ltd.(a),(b)	US0003M + 1.850%	4.6160	01/26/31	1,851,720
2,500,000	Sound Point CLO II Ltd.(a),(b)	US0003M + 2.700%	5.4660	01/26/31	2,267,210
520,000	Steele Creek CLO 2014-1 Ltd.(a),(b)	US0003M + 1.500%	4.2320	04/21/31	501,584
2,025,000	Steele Creek CLO 2014-1 Ltd.(a),(b)	US0003M + 2.800%	5.5320	04/21/31	1,817,678
1,000,000	Venture XV CLO Ltd.(a),(b)	US0003M + 3.920%	6.4320	07/15/32	878,964
2,750,000	Voya CLO 2018-1 Ltd.(a),(b)	US0003M + 2.600%	5.3380	04/19/31	2,443,540
1,350,000	Webster Park CLO Ltd.(a),(b)	US0003M + 5.500%	8.2100	07/20/30	1,183,171
1,380,000	Zais CLO 5 Ltd.(a),(b)	US0003M + 2.400%	4.9120	10/15/28	1,373,586
2,000,000	Zais Matrix CDO I(a),(b)	TSFR3M + 4.670%	7.2110	01/25/35	1,847,002
					25,631,784
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
146,782	Alternative Loan Trust 2004-35T2(d)		6.0000	02/25/35	22,865
4,632	Banc of America Mortgage 2004-A Trust(b)		2.6310	02/25/34	4,595
8,331,556	BCAP, LLC Trust 2007-AA2(b),(d)		0.4210	04/25/37	96,553
9,149	Bear Stearns ARM Trust 2003-4(b)		3.4960	07/25/33	8,942
8,634	Bear Stearns Asset Backed Securities Trust 2003-AC5(e)		5.5000	10/25/33	8,545
4,856	Chase Mortgage Finance Trust Series 2007-A1(b)		3.4420	02/25/37	4,852
27,683	CHL Mortgage Pass-Through Trust 2004-7(b)		3.1680	05/25/34	27,000
10,013	Citigroup Global Markets Mortgage Securities VII, Inc.(a)		6.0000	09/25/33	7,508
3,487	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4(b)	US0001M + 0.450%	2.7090	06/25/34	3,285
169,779	GSR Mortgage Loan Trust 2004-2F(b),(d)	US0001M + 7.650%	5.3910	01/25/34	7,058
8,836	GSR Mortgage Loan Trust 2004-6F		5.5000	05/25/34	8,352
28,836	Impac CMB Trust Series 2004-4(b)	US0001M + 0.900%	3.1590	09/25/34	27,917
4,933	Impac CMB Trust Series 2004-5(b)	US0001M + 0.920%	3.1790	10/25/34	4,848
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5% (Continued)
33,748	Impac CMB Trust Series 2004-6(b)	US0001M + 0.825%	3.0840	10/25/34	$ 32,475
31,139	JP Morgan Mortgage Trust 2005-A1(b)		2.7180	02/25/35	29,265
14,441	MASTR Alternative Loan Trust 2003-7		6.5000	12/25/33	14,180
571,591	MASTR Alternative Loan Trust 2007-HF1(d)		7.0000	10/25/47	147,810
11,453	Morgan Stanley Mortgage Loan Trust 2004-10AR(b)		2.5460	11/25/34	10,739
6,883	Morgan Stanley Mortgage Loan Trust 2004-7AR(b)		2.7010	09/25/34	6,880
4,274	Structured Asset Securities Corporation(b)		3.0990	09/25/26	4,223
6,331,214	Vendee Mortgage Trust 2011-2(b),(d)		0.3600	10/15/41	75,657
66,399	Wilshire Funding Corporation(b)		7.2500	08/25/27	63,954
					617,503
	HOME EQUITY — 1.0%
47,600	Aames Mortgage Trust 2001 1 Mortgage Pass Through Certs Series 01 1(e)		8.0880	06/25/31	47,884
24,803	AFC Trust Series 2000-1(b)	US0001M + 0.730%	2.9890	03/25/30	21,274
567	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11(e)		5.1120	12/25/33	795
44,881	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6(b)	US0001M + 2.475%	4.7340	11/25/33	44,608
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1(b)	US0001M + 6.000%	8.2590	10/25/34	135,488
188,314	Bear Stearns Asset Backed Securities I Trust 2004-FR3(b)	US0001M + 2.100%	4.3590	09/25/34	180,508
66,875	Bear Stearns Asset Backed Securities I Trust 2004-HE7(b)	US0001M + 2.700%	4.9590	08/25/34	61,766
15,591	Bear Stearns Asset Backed Securities Trust 2003-ABF1(b)	US0001M + 0.740%	2.9990	01/25/34	14,591
155,469	CDC Mortgage Capital Trust 2004-HE1(b)	US0001M + 1.800%	4.0590	06/25/34	158,160
155,373	CDC Mortgage Capital Trust 2004-HE3(b)	US0001M + 1.800%	4.0590	11/25/34	153,418
44,359	Credit Suisse First Boston Mortgage Securities Corporation(e)		6.9900	02/25/31	43,421
12,310	GSAA Trust(e)		5.2950	11/25/34	12,268
3,845	Meritage Mortgage Loan Trust 2003-1(b)	US0001M + 2.325%	4.5840	11/25/33	3,655
28,884	Meritage Mortgage Loan Trust 2003-1(b)	US0001M + 2.700%	4.9590	11/25/33	27,718
19,339	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1(b)	US0001M + 2.175%	4.4340	07/25/34	16,447
41,591	New Century Home Equity Loan Trust(a),(b)	US0001M + 1.125%	3.3840	10/25/33	40,488
1,843	NovaStar Mortgage Funding Trust Series 2004-1(b)	US0001M + 1.575%	3.8340	06/25/34	1,770
13,295	Option One Mortgage Loan Trust 2003-5(b)	US0001M + 0.640%	2.8990	08/25/33	12,919
76,674	RASC Series 2003-KS4 Trust(e)		4.6100	06/25/33	72,964
13,588	Saxon Asset Securities Trust 2003-3(b)	US0001M + 2.400%	3.9310	12/25/33	12,460
38,561	Securitized Asset Backed Receivables, LLC Trust 2004-OP1(b)	US0001M + 2.025%	4.2840	02/25/34	39,092
97,135	Terwin Mortgage Trust Series TMTS 2003-2HE(b)	US0001M + 3.225%	5.4840	07/25/34	97,636
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.3% (Continued)
	HOME EQUITY — 1.0% (Continued)
					$ 1,199,330
	MANUFACTURED HOUSING — 0.0%(f)
9,028	Conseco Finance Corporation(b)		7.2200	03/15/28	9,028

	RESIDENTIAL MORTGAGE — 0.7%
71,667	Countrywide Asset-Backed Certificates(b)	US0001M + 0.500%	2.7590	08/25/34	70,749
87,399	Credit-Based Asset Servicing and Securitization, LLC(b)	US0001M + 2.775%	3.7300	03/25/34	90,779
133,167	Credit-Based Asset Servicing and Securitization, LLC(b)	US0001M + 1.725%	3.9840	07/25/35	131,363
31,524	CWABS, Inc. Asset-Backed Certificates Trust 2004-6(b)	US0001M + 0.900%	3.1590	11/25/34	29,887
21,837	CWABS, Inc. Asset-Backed Certificates Trust 2004-6 Series 2A3 Class 2-A-3(b)	US0001M + 1.200%	3.4590	11/25/34	21,006
17,897	Equity One Mortgage Pass-Through Trust 2002-5(e)		5.8030	11/25/32	17,154
106,044	Finance America Mortgage Loan Trust 2004-2(b)	US0001M + 0.975%	3.2340	08/25/34	98,084
18,160	First Franklin Mortgage Loan Trust 2002-FF1(b)	US0001M + 1.125%	2.4630	04/25/32	17,920
21,669	Long Beach Mortgage Loan Trust 2003-2(b)	US0001M + 2.850%	5.1090	06/25/33	21,648
70,380	Morgan Stanley A.B.S Capital I, Inc. Trust 2004-NC7(b)	US0001M + 1.725%	3.9840	07/25/34	68,399
109,279	Structured Asset Securities Corporation 2005-WF1(b)	US0001M + 1.905%	4.1640	02/25/35	103,675
143,305	Structured Asset Securities Corporation 2005-WF1(b)	US0001M + 2.055%	4.3140	02/25/35	132,585
					803,249
	TOTAL ASSET BACKED SECURITIES (Cost $31,773,628)				28,260,894

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2%
431,174	Fannie Mae Interest Strip(d)		4.5000	07/25/37	59,674
1,339,137	Fannie Mae Interest Strip(d)		6.0000	01/25/38	278,191
316,824	Fannie Mae Interest Strip(b),(d)		5.5000	05/25/39	55,842
375,346	Fannie Mae Interest Strip(b),(d)		6.0000	05/25/39	70,862
134,720	Fannie Mae Interest Strip(b),(d)		4.5000	11/25/39	28,895
581,363	Fannie Mae Interest Strip(b),(d)		4.5000	10/25/40	114,210
382,456	Fannie Mae Interest Strip(b),(d)		4.5000	11/25/40	65,511
1,543,328	Fannie Mae Interest Strip(d)		5.0000	12/25/40	365,709
253,664	Fannie Mae Interest Strip(d)		3.5000	11/25/41	39,256
177,813	Fannie Mae Interest Strip(b),(d)		4.0000	11/25/41	29,870
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2% (Continued)
217,559	Fannie Mae Interest Strip(b),(d)		4.0000	07/25/42	$ 35,933
476,259	Fannie Mae Interest Strip(b),(d)		4.5000	07/25/42	94,255
218,464	Fannie Mae Interest Strip(b),(d)		4.5000	07/25/42	41,321
1,152,602	Fannie Mae Interest Strip(d)		3.5000	12/25/42	156,088
467,901	Fannie Mae Interest Strip(d)		3.0000	11/25/43	68,886
623,417	Fannie Mae Interest Strip(b),(d)		3.5000	08/25/51	100,277
659,715	Fannie Mae REMICS(b),(d)	US0001M + 6.630%	4.3710	11/25/36	80,241
305,117	Fannie Mae REMICS(b),(d)	US0001M + 6.120%	3.8610	05/25/37	33,563
211,457	Fannie Mae REMICS(b),(d)	US0001M + 6.450%	4.1910	09/25/37	28,727
227,005	Fannie Mae REMICS(b),(d)	US0001M + 6.450%	4.1910	12/25/37	35,343
225,750	Fannie Mae REMICS(d)		5.0000	11/25/38	17,994
592,541	Fannie Mae REMICS(d)		6.0000	12/25/39	83,587
610,966	Fannie Mae REMICS(b),(d)		5.0000	01/25/40	110,123
884,053	Fannie Mae REMICS(b),(d)	US0001M + 6.600%	4.3410	10/25/40	113,846
325,940	Fannie Mae REMICS(d)		4.0000	04/25/41	3,581
352,451	Fannie Mae REMICS(d)		4.0000	10/25/41	9,642
2,509,519	Fannie Mae REMICS(b),(d)	US0001M + 6.000%	3.7410	11/25/41	186,979
175,273	Fannie Mae REMICS(b),(d)	US0001M + 6.000%	6.0000	08/25/42	30,981
207,069	Fannie Mae REMICS(b),(d)	US0001M + 6.150%	3.8910	02/25/43	26,133
645,345	Fannie Mae REMICS(d)		4.5000	02/25/43	72,009
236,981	Fannie Mae REMICS(d)		4.5000	09/25/43	13,293
1,475,368	Fannie Mae REMICS(b),(d)	US0001M + 6.000%	3.7410	10/25/43	189,849
88,097	Fannie Mae REMICS(d)		3.5000	12/25/44	421
192,435	Fannie Mae REMICS(b),(d)	US0001M + 6.150%	4.5980	04/25/45	28,849
9,031,490	Fannie Mae REMICS(b),(d)	US0001M + 6.200%	0.0300	06/25/45	15,677
2,869,628	Fannie Mae REMICS(d)		6.0000	06/25/45	711,509
93,583	Fannie Mae REMICS(d)		3.5000	11/25/45	440
94,933	Fannie Mae REMICS(d)		3.5000	10/25/47	5,940
158,403	Fannie Mae REMICS(d)		4.0000	10/25/47	10,915
228,764	Fannie Mae REMICS(d)		3.5000	12/25/47	23,075
383,348	Fannie Mae REMICS(d)		3.5000	12/25/47	48,564
1,395,168	Fannie Mae REMICS(b),(d)	US0001M + 6.200%	3.9410	12/25/47	209,924
402,179	Fannie Mae REMICS(d)		4.5000	12/25/47	64,995
1,297,713	Fannie Mae REMICS(d)		4.0000	03/25/48	244,856
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2% (Continued)
282,685	Fannie Mae REMICS(d)		4.0000	05/25/48	$ 46,398
327,236	Fannie Mae REMICS(d)		4.0000	05/25/48	53,167
566,511	Fannie Mae REMICS(d)		4.5000	10/25/48	105,855
675,579	Fannie Mae REMICS(d)		3.5000	08/25/49	97,982
272,990	Fannie Mae REMICS(d)		4.5000	05/25/51	57,806
1,274,299	Fannie Mae REMICS(b),(d)	US0001M + 6.050%	3.7910	05/25/59	159,849
26,403	Freddie Mac REMICS(b)	US0001M + 20.930%	15.7320	02/15/32	33,417
1,396,247	Freddie Mac REMICS(d)		6.5000	05/15/32	211,807
93,627	Freddie Mac REMICS(d)		3.5000	04/15/33	3,108
274,445	Freddie Mac REMICS(d)		5.5000	07/15/37	44,390
181,860	Freddie Mac REMICS(d)		6.0000	10/15/37	21,421
61,899	Freddie Mac REMICS(d)		4.0000	11/15/39	32
4,795,512	Freddie Mac REMICS(b),(d)	US0001M + 6.100%	0.1000	09/15/40	12,784
82,365	Freddie Mac REMICS(b)	US0001M + 14.910%	8.9130	12/15/40	91,201
240,275	Freddie Mac REMICS(d)		3.0000	06/15/41	7,657
228,570	Freddie Mac REMICS(b),(d)	US0001M + 6.050%	4.0510	07/15/42	36,944
302,387	Freddie Mac REMICS(b),(d)	US0001M + 6.550%	4.5510	08/15/42	52,033
45,842	Freddie Mac REMICS(d)		3.5000	03/15/43	707
637,008	Freddie Mac REMICS(d)		4.0000	04/15/43	87,517
150,119	Freddie Mac REMICS(d)		3.5000	07/15/43	3,197
12,581,782	Freddie Mac REMICS(b),(d)		0.2080	08/15/44	125,104
377,182	Freddie Mac REMICS(b),(d)	US0001M + 6.100%	4.1010	12/15/44	52,497
337,791	Freddie Mac REMICS(d)		4.0000	03/15/45	44,617
385,517	Freddie Mac REMICS(b),(d)	US0001M + 5.600%	3.6010	05/15/45	44,429
120,807	Freddie Mac REMICS(d)		3.5000	04/15/46	15,972
972,740	Freddie Mac REMICS(b),(d)	US0001M + 6.000%	4.0010	05/15/46	137,163
866,243	Freddie Mac REMICS(d)		4.0000	12/15/46	114,817
252,940	Freddie Mac REMICS(d)		4.0000	05/15/48	38,787
1,335,564	Freddie Mac REMICS(d)		4.5000	09/15/48	244,621
423,062	Freddie Mac REMICS(d)		4.0000	08/25/49	84,426
979,966	Freddie Mac REMICS(d)		3.0000	09/25/50	140,515
559,679	Freddie Mac REMICS(d)		3.0000	10/25/50	100,755
561,947	Freddie Mac REMICS(d)		3.0000	03/25/51	76,461
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2% (Continued)
375,976	Freddie Mac REMICS(d)		3.0000	03/25/51	$ 46,265
1,176,324	Freddie Mac REMICS(d)		4.5000	03/25/51	225,769
1,214,728	Freddie Mac REMICS(d)		4.0000	05/25/51	215,804
1,638,691	Freddie Mac REMICS(d)		3.5000	12/25/51	267,563
388,036	Freddie Mac REMICS(b),(d)	US0001M + 5.900%	3.9010	01/15/54	48,582
80,170	Freddie Mac Strips(d)		6.5000	04/01/29	11,946
679,550	Freddie Mac Strips(d)		5.0000	06/15/38	104,286
236,361	Freddie Mac Strips(b),(d)		4.5000	12/15/39	31,957
230,154	Freddie Mac Strips(b),(d)		4.5000	12/15/40	34,949
324,350	Freddie Mac Strips(b),(d)		4.5000	01/15/43	56,674
667,744	Freddie Mac Strips(d)		5.0000	12/15/43	123,803
64,498	Government National Mortgage Association(d)		4.0000	12/16/26	3,094
743,948	Government National Mortgage Association(d)		5.0000	05/20/34	99,108
3,470,315	Government National Mortgage Association(b),(d)	US0001M + 6.850%	4.7240	07/20/34	374,477
9,190,786	Government National Mortgage Association(b),(d)	US0001M + 6.700%	0.1500	09/16/34	53,452
952,064	Government National Mortgage Association(b),(d)	US0001M + 6.800%	4.6440	05/16/37	162,313
5,751,047	Government National Mortgage Association(b),(d)	US0001M + 6.690%	4.5640	10/20/37	577,074
1,745,825	Government National Mortgage Association(b),(d)	US0001M + 6.150%	3.9940	07/16/38	145,647
1,048,979	Government National Mortgage Association(d)		5.5000	02/20/39	189,161
699,531	Government National Mortgage Association(b),(d)	US0001M + 6.100%	3.9740	03/20/39	22,875
147,728	Government National Mortgage Association(b),(d)	US0001M + 6.500%	4.3440	08/16/39	1,386
915,667	Government National Mortgage Association(d)		5.5000	08/20/39	130,262
446,817	Government National Mortgage Association(d)		3.5000	10/20/39	25,249
2,991,372	Government National Mortgage Association(b),(d)	US0001M + 6.550%	4.4240	10/20/39	435,045
390,246	Government National Mortgage Association(b),(d)	US0001M + 6.600%	4.4740	12/20/39	1,614
884,014	Government National Mortgage Association(b),(d)	US0001M + 6.400%	4.2440	01/16/40	114,286
1,055,434	Government National Mortgage Association(d)		5.0000	04/20/40	170,545
1,515,575	Government National Mortgage Association(b),(d)		0.5000	06/20/40	24,601
1,385,405	Government National Mortgage Association(b),(d)	US0001M + 6.020%	3.8640	10/16/40	178,818
263,546	Government National Mortgage Association(d)		5.0000	10/16/40	26,582
2,491,842	Government National Mortgage Association(b),(d)	US0001M + 6.050%	3.8940	12/16/40	306,477
388,833	Government National Mortgage Association(d)		4.0000	03/16/41	49,078
320,043	Government National Mortgage Association(d)		6.0000	04/20/41	49,583
348,898	Government National Mortgage Association(d)		3.0000	06/20/41	7,857
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2% (Continued)
1,174,089	Government National Mortgage Association(d)		3.0000	08/20/41	$ 34,789
323,259	Government National Mortgage Association(b),(d)	US0001M + 6.750%	4.5940	03/16/42	43,799
264,901	Government National Mortgage Association(d)		5.0000	07/20/42	25,201
452,188	Government National Mortgage Association(b),(d)	US0001M + 6.000%	3.8740	08/20/42	60,654
553,235	Government National Mortgage Association(d)		3.5000	11/20/42	82,840
342,662	Government National Mortgage Association(b),(d)	US0001M + 6.200%	4.0740	12/20/42	33,227
92,031	Government National Mortgage Association(d)		3.5000	01/20/43	16,526
465,440	Government National Mortgage Association(d)		5.0000	01/20/43	55,744
1,628,539	Government National Mortgage Association(b),(d)	US0001M + 6.750%	4.6240	03/20/43	49,948
472,968	Government National Mortgage Association(d)		3.5000	05/20/43	77,943
734,181	Government National Mortgage Association(b),(d)		1.0000	07/20/43	17,627
93,686	Government National Mortgage Association(b),(d)	US0001M + 6.150%	4.0240	07/20/43	11,247
451,784	Government National Mortgage Association(b),(d)	US0001M + 6.150%	4.0240	07/20/43	61,816
822,939	Government National Mortgage Association(b),(d)	US0001M + 6.100%	3.9440	08/16/43	108,309
12,122,138	Government National Mortgage Association(b),(d)		0.2630	10/20/43	104,276
332,751	Government National Mortgage Association(b),(d)	US0001M + 6.100%	3.9740	10/20/43	23,575
193,721	Government National Mortgage Association(b),(d)	US0001M + 6.100%	3.9740	11/20/43	25,954
14,632	Government National Mortgage Association(d)		3.5000	04/20/44	96
428,671	Government National Mortgage Association(b),(d)	US0001M + 5.600%	3.4440	06/16/44	47,995
130,807	Government National Mortgage Association(b),(d)	US0001M + 5.600%	3.4740	09/20/44	15,100
648,329	Government National Mortgage Association(b),(d)	US0001M + 5.600%	3.4740	02/20/45	74,841
248,096	Government National Mortgage Association(d)		4.0000	07/20/45	19,153
792,873	Government National Mortgage Association(d)		4.5000	08/20/45	105,944
961,396	Government National Mortgage Association(d)		6.0000	08/20/45	142,574
545,498	Government National Mortgage Association(d)		4.5000	10/16/45	55,923
2,736,374	Government National Mortgage Association(b),(d)	US0001M + 31.250%	1.0000	10/20/45	164,199
361,786	Government National Mortgage Association(b),(d)	US0001M + 6.750%	4.6240	12/20/45	58,533
134,464	Government National Mortgage Association(d)		4.5000	03/20/46	1,198
128,600	Government National Mortgage Association(d)		3.0000	04/20/46	4,746
376,158	Government National Mortgage Association(d)		3.5000	04/20/46	59,935
117,069	Government National Mortgage Association(d)		4.5000	04/20/46	10,784
229,124	Government National Mortgage Association(d)		4.0000	06/20/46	41,541
401,323	Government National Mortgage Association(d)		3.5000	09/20/46	46,793
1,153,649	Government National Mortgage Association(b),(d)	US0001M + 6.100%	3.9740	09/20/46	148,020
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2% (Continued)
227,590	Government National Mortgage Association(d)		5.0000	11/20/46	$ 13,543
218,037	Government National Mortgage Association(d)		3.5000	03/20/47	19,294
15,586	Government National Mortgage Association(d)		3.5000	07/20/47	1,728
456,175	Government National Mortgage Association(d)		4.0000	11/20/47	49,853
1,018,957	Government National Mortgage Association(b),(d)	US0001M + 6.200%	4.0740	12/20/47	134,116
164,385	Government National Mortgage Association(d)		5.0000	12/20/47	30,571
371,892	Government National Mortgage Association(d)		3.5000	01/20/48	41,925
23,706,507	Government National Mortgage Association(b),(d)	US0001M + 6.200%	0.1500	08/20/48	128,255
244,849	Government National Mortgage Association(d)		5.5000	09/20/48	35,579
345,883	Government National Mortgage Association(d)		5.5000	10/20/48	63,407
583,001	Government National Mortgage Association(b),(d)	US0001M + 6.050%	3.9240	01/20/49	68,516
338,680	Government National Mortgage Association(b),(d)	US0001M + 6.050%	3.9240	02/20/49	23,927
1,252,947	Government National Mortgage Association(d)		3.5000	04/20/50	195,287
506,620	Government National Mortgage Association(d)		2.5000	08/20/50	73,833
809,838	Government National Mortgage Association(b),(d)	US0001M + 6.300%	4.1740	11/20/50	128,535
1,841,630	Government National Mortgage Association(d)		2.5000	07/20/51	206,431
2,568,688	Government National Mortgage Association(d)		3.0000	08/20/51	331,263
3,226,209	Government National Mortgage Association(b),(d)		2.5190	10/20/69	209,336
					14,255,703
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,199,357)				14,255,703

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.7%
	AEROSPACE & DEFENSE — 0.4%
500,000	Howmet Aerospace, Inc.		5.1250	10/01/24	504,175

	ASSET MANAGEMENT — 3.1%
730,000	Ares Capital Corporation		4.2500	03/01/25	711,763
1,301,000	FS KKR Capital Corporation		4.1250	02/01/25	1,249,997
1,662,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.7500	09/15/24	1,630,632
					3,592,392
	AUTOMOTIVE — 4.9%
150,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	147,244
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.7% (Continued)
	AUTOMOTIVE — 4.9% (Continued)
740,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	$ 731,832
1,655,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	1,670,341
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	397,566
1,400,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,400,000
1,435,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,361,692
					5,708,675
	BANKING — 8.0%
100,000	BNP Paribas S.A.(a)		4.3750	09/28/25	99,229
1,234,000	BPCE S.A.(a)		5.1500	07/21/24	1,234,180
2,308,000	Citigroup, Inc.(b)	US0003M + 4.068%	5.9500	01/30/23	2,299,341
955,000	Credit Agricole S.A.(a)		4.3750	03/17/25	945,333
3,704,000	First Citizens BancShares, Inc.(a),(b)	US0003M + 3.972%	5.8010	06/15/70	3,514,169
1,200,000	Societe Generale S.A.(a)		4.2500	04/14/25	1,183,751
					9,276,003
	BIOTECH & PHARMA — 2.9%
1,100,000	Bausch Health Companies, Inc.(a)		9.0000	12/15/25	798,595
1,714,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,681,330
900,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	908,996
					3,388,921
	CABLE & SATELLITE — 0.9%
1,000,000	CSC Holdings, LLC		5.8750	09/15/22	998,850

	COMMERCIAL SUPPORT SERVICES — 0.9%
1,090,000	Aramark Services, Inc.(a)		6.3750	05/01/25	1,096,802

	DIVERSIFIED INDUSTRIALS — 1.6%
2,000,000	General Electric Company Series D(b)	US0003M + 3.330%	5.1590	12/15/22	1,872,500

	ELECTRIC UTILITIES — 1.7%
650,000	Electricite de France S.A.(b)	USSW10 + 3.709%	5.2500	01/29/23	624,813
1,400,000	Electricite de France S.A.(a),(b)	USSW10 + 3.041%	5.6250	01/22/24	1,327,158
					1,951,971
	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
775,000	Carter Holt Harvey Ltd.(c)		9.5000	12/01/24	770,505
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
2,025,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/26	$ 1,870,063

	LEISURE FACILITIES & SERVICES — 1.2%
395,000	Carnival Corporation		7.2000	10/01/23	394,193
1,054,000	Royal Caribbean Cruises Ltd.		5.2500	11/15/22	1,047,171
					1,441,364
	OIL & GAS PRODUCERS — 0.9%
250,000	DCP Midstream Operating, L.P.		3.8750	03/15/23	251,325
300,000	DCP Midstream Operating, L.P.(a),(b)	US0003M + 3.850%	5.8500	05/21/43	260,984
500,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	500,436
					1,012,745
	REAL ESTATE INVESTMENT TRUSTS — 2.3%
150,000	American Tower Trust #1(a)		3.0700	03/15/23	149,218
2,042,000	Service Properties Trust		4.6500	03/15/24	1,862,702
657,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	641,291
					2,653,211
	RETAIL - DISCRETIONARY — 1.4%
1,688,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,629,798

	SPECIALTY FINANCE — 3.5%
780,000	AerCap Ireland Capital DAC / AerCap Global		4.8750	01/16/24	781,036
500,000	Capital One Financial Corporation(b)	SOFRRATE + 0.690%	1.3430	12/06/24	480,336
1,000,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	960,869
1,000,000	ILFC E-Capital Trust I(a),(b)	US0003M + 1.550%	4.8500	12/21/65	753,412
1,055,000	OneMain Finance Corporation		6.1250	03/15/24	1,041,993
					4,017,646
	TECHNOLOGY SERVICES — 0.8%
1,000,000	Nielsen Company Luxembourg Sarl (The)(a)		5.0000	02/01/25	984,349

	TELECOMMUNICATIONS — 1.8%
250,000	Sprint Corporation		7.1250	06/15/24	261,925
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.7% (Continued)
	TELECOMMUNICATIONS — 1.8% (Continued)
1,940,000	Telecom Italia SpA(a)		5.3030	05/30/24	$ 1,888,833
					2,150,758
	TRANSPORTATION & LOGISTICS — 3.1%
1,567,353	American Airlines 2015-2 Class B Pass Through		4.4000	09/22/23	1,495,497
805,530	American Airlines Pass Through Trust Series 2013-2 Class A		4.9500	01/15/23	790,585
1,350,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,285,787
					3,571,869
	TOTAL CORPORATE BONDS (Cost $51,122,116)				48,492,597

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 8.2%
	COMMERCIAL SUPPORT SERVICES — 2.2%
2,630,573	Aramark Services, Inc.(b)	US0001M + 2.500%	2.6010	04/01/28	2,572,200

	LEISURE FACILITIES & SERVICES — 1.5%
997,462	Carnival Corporation(b)	US0001M + 3.000%	3.7500	06/30/25	954,895
531,293	Cedar Fair, L.P.(b)	US0003M + 1.750%	1.8650	04/13/24	527,972
250,000	Scientific Games Corporation(b)	TSFR1M + 3.000%	5.0440	04/07/29	244,896
					1,727,763
	RETAIL - DISCRETIONARY — 0.8%
995,000	Great Outdoors Group, LLC(b)	US0001M + 3.750%	5.4160	03/05/28	913,226

	SEMICONDUCTORS — 0.4%
500,000	MKS Instruments, Inc.(b)	TSFR1M + 2.750%	–	04/11/29	491,250

	TRANSPORTATION & LOGISTICS — 3.3%
1,000,000	AAdvantage Loyalty IP Ltd.(b)	US0001M + 4.750%	7.4600	03/10/28	987,500
1,000,000	Air Canada(b)	US0001M + 3.500%	4.2500	07/27/28	966,070
1,982,481	United Airlines, Inc.(b)	US0001M + 3.750%	6.5330	04/14/28	1,916,317
ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 8.2% (Continued)
	TRANSPORTATION & LOGISTICS — 3.3% (Continued)
					$ 3,869,887
	TOTAL TERM LOANS (Cost $9,914,570)				9,574,326

	TOTAL INVESTMENTS - 96.9% (Cost $132,143,996)				$ 112,791,944
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%				3,660,197
	NET ASSETS - 100.0%				$ 116,452,141

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M
TSFR3M	TSFR3M
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW10	USD SWAP SEMI 30/360 10Y

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 41,517,953 or 35.7% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Illiquid security. The total fair value of these securities as of July 31, 2022 was $2,620,552, representing 2.30% of net assets.
(d)	Interest only securities.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2022.
(f)	Percentage rounds to less than 0.1%.